UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.6%
	COMMUNICATIONS – 1.9%
14,000	KDDI Corp.	$841,596

	CONSUMER DISCRETIONARY – 5.9%
2,600	Adidas A.G.	194,581
12,000	Adidas A.G. - ADR	448,800
49,600	Compass Group PLC	801,206
28,600	Lennar Corp. - Class A	1,110,538
		2,555,125
	CONSUMER STAPLES – 12.8%
9,400	Diageo PLC - ADR	1,084,760
12,600	General Mills, Inc.	635,670
18,200	Mondelez International, Inc. - Class A	623,623
35,500	Toyo Suisan Kaisha Ltd.	1,178,208
32,250	Unilever N.V.	1,279,680
13,200	Walgreen Co.	782,364
		5,584,305
	ENERGY – 11.8%
71,600	Cameco Corp.	1,264,456
22,300	Canadian Natural Resources Ltd.	866,132
11,400	Royal Dutch Shell PLC - ADR - A Shares	867,882
149,200	Talisman Energy, Inc.	1,290,580
26,400	Transocean Ltd.	844,008
		5,133,058
	FINANCIALS – 9.1%
42,400	Bank of America Corp.	722,920
19,645	DBS Group Holdings Ltd.	283,657
2,500	DBS Group Holdings Ltd. - ADR	144,500
26,700	Erste Group Bank A.G.	611,601
87,000	Mitsubishi UFJ Financial Group, Inc. - ADR	488,070
37,700	MS&AD Insurance Group Holdings, Inc.	822,405
203,000	Uranium Participation Corp.*	913,500
		3,986,653
	HEALTH CARE – 2.5%
14,400	Daiichi Sankyo Co., Ltd.	225,962
13,100	Daiichi Sankyo Co., Ltd. - ADR	205,991
10,500	Medtronic, Inc.	650,475
		1,082,428

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 10.2%
3,700	General Dynamics Corp.	$470,233
49,800	Kurita Water Industries Ltd.	1,111,106
19,000	Oshkosh Corp.	838,850
140,000	Toshiba Corp.	648,717
43,000	TOTO Ltd.	472,833
20,000	Vallourec S.A.	919,793
		4,461,532
	MATERIALS – 12.5%
795,000	Centamin PLC	788,041
154,000	Centerra Gold, Inc.	690,250
180,000	Dundee Precious Metals, Inc.*	715,179
400	Givaudan S.A.	640,201
324,000	Kinross Gold Corp.*	1,069,200
86,464	Newcrest Mining Ltd.*	798,700
10,400	Newcrest Mining Ltd. - ADR*	93,964
96,000	Toray Industries, Inc.	634,602
		5,430,137
	TECHNOLOGY – 15.7%
13,000	Dassault Systemes	835,140
18,900	eBay, Inc.*	1,070,307
33,000	EMC Corp.	965,580
21,000	Microsoft Corp.	973,560
16,500	Oracle Corp.	631,620
1,150	Samsung Electronics Co., Ltd.	1,290,310
35,200	Telefonaktiebolaget LM Ericsson - ADR	443,168
13,200	Texas Instruments, Inc.	629,508
		6,839,193
	UTILITIES – 1.2%
38,500	AES Corp.	545,930

	TOTAL COMMON STOCKS (Cost $36,864,845)	36,459,957

Principal Amount

	CORPORATE BONDS – 8.8%
	Arch Coal, Inc.
$550,000	7.000%, 06/15/20191	291,500
1,365,000	9.875%, 06/15/20191	799,890

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$900,000	EXCO Resources, Inc. 7.500%, 9/15/20181	$864,000
810,000	Goodrich Petroleum Corp. 8.875%, 3/15/20191	836,325
1,215,000	IAMGOLD Corp. 6.750%, 10/1/20201 2	1,032,750

	TOTAL CORPORATE BONDS (Cost $4,428,784)	3,824,465

Number of Shares

	EXCHANGE-TRADED FUNDS – 2.0%
	UTILITIES – 2.0%
6,900	ETFS Platinum Trust*	871,401

	TOTAL EXCHANGE-TRADED FUNDS (Cost $949,634)	871,401

	SHORT-TERM INVESTMENTS – 5.3%
2,290,129	Federated Prime Obligations Fund - Institutional Shares, 0.022%3	2,290,129

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,290,129)	2,290,129

	TOTAL INVESTMENTS – 99.7% (Cost $44,533,392)	43,445,952
	Other Assets in Excess of Liabilities – 0.3%	148,935

	TOTAL NET ASSETS – 100.0%	$43,594,887

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.3%
	COMMUNICATIONS – 2.8%
2,730	KDDI Corp. - ADR	$40,895

	CONSUMER DISCRETIONARY – 14.2%
170	Adidas A.G.	12,723
400	Adidas A.G. - ADR	14,960
300	Autoliv, Inc.	27,576
190	Cie Generale des Etablissements Michelin	17,922
850	Cie Generale des Etablissements Michelin - ADR	15,955
2,000	Compass Group PLC	32,307
700	Compass Group PLC - ADR	11,249
350	Swatch Group A.G.	30,648
360	Toyota Motor Corp. - ADR	42,311
		205,651
	CONSUMER STAPLES – 16.8%
300	Diageo PLC - ADR	34,620
1,250	Heineken N.V. - ADR	46,725
410	Imperial Tobacco Group PLC - ADR	35,576
530	Nestle S.A. - ADR	39,024
2,850	Reckitt Benckiser Group PLC - ADR	49,561
920	Unilever N.V.	36,506
		242,012
	ENERGY – 9.8%
1,920	Cameco Corp.	33,907
1,330	Noble Corp. PLC	29,553
635	Total S.A. - ADR	40,926
1,810	Weatherford International PLC*	37,648
		142,034
	FINANCIALS – 21.5%
3,114	Barclays PLC - ADR	46,118
1,040	Brookfield Asset Management, Inc. - Class A	46,758
720	DBS Group Holdings Ltd. - ADR	41,616
1,180	DNB ASA	22,095
100	DNB ASA - ADR	18,621
2,320	Erste Group Bank A.G. - ADR	26,448
740	HSBC Holdings PLC - ADR	37,651
500	ORIX Corp.	6,898
390	ORIX Corp. - ADR	26,910
13,200	Scentre Group - REIT*	37,909
		311,024

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE – 5.0%
300	Daiichi Sankyo Co., Ltd.	$4,708
1,200	Daiichi Sankyo Co., Ltd. - ADR	18,869
520	Novartis A.G. - ADR	48,948
		72,525
	INDUSTRIALS – 10.7%
2,330	Experian PLC - ADR	36,767
1,400	Nabtesco Corp.	33,559
350	Siemens A.G. - ADR	41,675
930	Vallourec S.A.	42,770
		154,771
	MATERIALS – 7.5%
2,940	Anglo American PLC - ADR	32,825
400	BASF S.E. - ADR	36,628
382	Koninklijke DSM N.V.	23,558
1,011	Koninklijke DSM N.V. - ADR	15,620
		108,631
	TECHNOLOGY – 5.9%
500	Accenture PLC - Class A	40,660
3,470	Telefonaktiebolaget LM Ericsson - ADR	43,687
		84,347
	UTILITIES – 3.1%
3,160	AES Corp.	44,809

	TOTAL COMMON STOCKS (Cost $1,495,205)	1,406,699

	SHORT-TERM INVESTMENTS – 4.2%
60,713	Federated Prime Obligations Fund - Institutional Shares, 0.022%1	60,713

	TOTAL SHORT-TERM INVESTMENTS (Cost $60,713)	60,713

	TOTAL INVESTMENTS – 101.5% (Cost $1,555,918)	1,467,412
	Liabilities in Excess of Other Assets – (1.5)%	(21,568)

	TOTAL NET ASSETS – 100.0%	$1,445,844

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’) and Aristotle International Equity Fund (the “International Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Saul Global Opportunities Fund is a diversified Fund and the International Equity Fund is a non-diversified Fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income.  Prior to January 17, 2014, the Fund was known as Aristotle/Saul Opportunity Fund.  The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on March 31, 2014.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund
Cost of investments	$44,533,398	$1,555,918

Gross unrealized appreciation	$2,134,791	$20,099
Gross unrealized depreciation	(3,222,237)	(108,605)

Net unrealized depreciation on investments	$(1,087,446)	$(88,506)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2014, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$36,459,957	$-	$-	$36,459,957
Corporate Bonds	-	3,824,465	-	3,824,465
Exchange-Traded Funds	871,401	-	-	871,401
Short-Term Investments	2,290,129	-	-	2,290,129
Total Assets	$39,621,487	$3,824,465	$-	$43,445,952

International Equity Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks1	$1,406,699	$-	$-	$1,406,699
Short-Term Investments	60,713	-	-	60,713
Total Assets	$1,467,412	$-	$-	$1,467,412

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.  As of December 31, 2013, Saul Global Opportunities Fund held Level 2 securities as a result of certain foreign markets being closed.  At September 30, 2014, those particular foreign markets were open resulting in $4,528,259 transferring out of Level 2 into Level 1.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/01/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/01/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/01/14